Segment Analysis	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Segment Analysis
4	SEGMENT ANALYSIS
Business Segments
The Group’s business segment information is prepared based on the internal reporting system utilized by its management to assess the performance of its business segments under accounting principles generally accepted in Japan

(“Japanese GAAP”).
The Group

has
four
main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others.
Wholesale Business Unit
The Wholesale Business Unit provides comprehensive solutions primarily for corporate clients in Japan that respond to wide-ranging client needs in relation to financing, investment management, risk hedging, settlement, M&A and other advisory services, digital services and leasing services. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Trust Bank Ltd. (“SMBC Trust Bank”), Sumitomo Mitsui Finance and
Leasing Company, Limited (“SMFL”), SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) and Sumitomo Mitsui Card Company, Limited (“Sumitomo Mitsui Card”), which merged with SMBC Finance Service Co., Ltd. on April 1, 2024.
Retail Business Unit
The Retail Business Unit provides financial services to consumers residing in Japan and mainly consists of the retail businesses of SMBC, SMBC Trust Bank, SMBC Nikko Securities, Sumitomo Mitsui Card and SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”). This business unit offers a wide range of products and services for consumers, including wealth management services, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers.
Global Business Unit
The Global Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese
companies, financial institutions, government agencies, public corporations and retail clients of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, leasing services, equity and fixed income sales and trading, underwriting activities, Japanese stock brokerage and M&A advisory services. This business unit mainly consists of the global businesses of SMBC, SMBC Trust Bank, SMFL, SMBC Nikko Securities and their foreign subsidiaries.
Global Markets Business Unit
The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks and other marketable financial products, and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and market risks. This business unit consists of the Global Markets and Treasury Unit of SMBC, which was renamed from the Treasury Unit in April 2023, and the Global Markets Division of SMBC Nikko Securities.
Head office account and others
The Head office account and others represent the difference between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, and the Group as a whole. It mainly consists of administrative expenses related to headquarters operations and profit or loss from other subsidiaries including The Japan Research Institute, Limited and Sumitomo Mitsui DS Asset Management Company, Limited. It also includes the elimination items related to internal transactions between the Group companies.
Measurement of Segment Profit or Loss
The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel
expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). The consolidated gross profits and general and administrative expenses of each segment are prepared for management accounting purposes and not generated solely by aggregating figures prepared under financial accounting. While the Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under Japanese GAAP. Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”
Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.
Segmental Results of Operations
The following tables show the Group’s results of operations by business segment for the fiscal years ended March 31, 2024, 2023 and 2022. During the current year, changes were made to the allocation logic from the Head office account and others to other business segments in the Group’s managerial accounting, which became effective from April 1, 2023. The comparative information for the fiscal years ended March 31, 2023 and 2022 has been represented on a consistent basis with that updated allocation logic and to eliminate the impact of factors such as changes in interest rates and exchange rates that may distort the comparison. The effects of the adjustments are included in the Head office account and others.
For the fiscal year ended March 31, 2024:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥835.2	¥1,290.0	¥1,375.9	¥526.2	¥(288.5)	¥3,738.8
General and administrative expenses	(311.0)	(1,079.9)	(809.3)	(165.3)	114.9	(2,250.6)
Others (2)	107.9	5.6	78.3	29.0	(148.8)	72.0

Consolidated net business profit	¥632.1	¥215.7	¥644.9	¥389.9	¥(322.4)	¥1,560.2

For the fiscal year ended March 31, 2023:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥742.0	¥1,170.0	¥1,216.2	¥461.8	¥(419.8)	¥3,170.2
General and administrative expenses	(286.2)	(996.7)	(708.0)	(150.5)	192.2	(1,949.2)
Others (2)	101.5	4.7	15.5	28.8	(95.1)	55.4

Consolidated net business profit	¥557.3	¥178.0	¥523.7	¥340.1	¥(322.7)	¥1,276.4

For the fiscal year ended March 31, 2022:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥719.7	¥1,184.0	¥1,071.8	¥412.6	¥(442.6)	¥2,945.5
General and administrative expenses	(295.5)	(996.0)	(637.0)	(143.5)	250.9	(1,821.1)
Others (2)	89.5	3.5	(26.0)	26.9	(65.4)	28.5

Consolidated net business profit	¥513.7	¥191.5	¥408.8	¥296.0	¥(257.1)	¥1,152.9

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In billions)
Consolidated net business profit	¥1,560.2	¥1,276.4	¥1,152.9
Differences between management reporting and Japanese GAAP:
Total credit costs	(274.0)	(210.2)	(274.4)
Gains on equity instruments	249.8	155.9	209.1
Extraordinary gains or losses and others	(193.7)	(123.6)	(158.0)

Profit before tax under Japanese GAAP	1,342.3	1,098.5	929.6

Differences between Japanese GAAP and IFRS:
Scope of consolidation	7.4	4.9	3.0
Derivative financial instruments	(111.6)	374.0	136.9
Investment securities	(43.4)	(147.0)	(189.2)
Loans and advances	2.4	13.6	(54.4)
Investments in associates and joint ventures	(20.2)	(10.6)	(61.5)
Property, plant and equipment	22.7	1.6	9.0
Lease accounting	(1.9)	(0.5)	(0.9)
Defined benefit plans	(53.8)	(60.7)	(67.0)
Foreign currency translation	(32.2)	6.6	(40.7)
Classification of equity and liability	18.9	11.3	10.9
Others	77.2	(29.8)	0.8

Profit before tax under IFRS	¥1,207.8	¥1,261.9	¥676.5

Information about Geographical Areas
The following table shows the total operating income in accordance with IFRS by the main geographical areas. The Group’s services are provided to domestic and foreign clients on a worldwide basis. These include transactions where SMBC’s branches in Japan may deal with customers located in foreign countries and where SMBC’s overseas branches may provide services to Japanese companies.
To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Domestic (1) :
Japan	¥1,431,964	¥1,778,161	¥1,805,619

Total domestic	1,431,964	1,778,161	1,805,619

Foreign (1)(2) :
Americas	1,136,316	829,948	592,009
Europe and Middle East	399,904	356,222	280,930
Asia and Oceania	980,889	826,345	458,902

Total foreign	2,517,109	2,012,515	1,331,841

Total operating income (3)	¥3,949,073	¥3,790,676	¥3,137,460

(1)
The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)	Americas mostly consists of the United States; Europe and Middle East include the United Kingdom, Germany and others; Asia and Oceania include China, Singapore, Indonesia and others except Japan.
(3)
Total operating income comprises net interest income, net fee and commission income, net trading income, net income from financial assets and liabilities at fair value through profit or loss, net investment income and other income.